As filed with the Securities and Exchange Commission on October 30, 2003
                                                      1933 Act File No. 33-1657
                                                      1940 Act File No. 811-4492

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 48


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 49


                              MFS(R) SERIES TRUST X
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                      500 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)


       |_| immediately upon filing pursuant to paragraph (b)
       |X| on October 31, 2003 pursuant to paragraph (b)

       |_| 60 days after filing pursuant to paragraph (a)(i)
       |_| on [date] pursuant to paragraph (a)(i)
       |_| 75 days after filing pursuant to paragraph (a)(ii)
       |_| on [date] pursuant to paragraph (a)(ii) of rule 485
       If appropriate, check the following box:
       |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

The Prospectus and Statement of Additional Information of MFS Aggressive Growth Asset Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund, each dated September 1, 2003, are hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 45, filed with the SEC via EDGAR on August 29, 2003.

The Prospectuses and Statements of Additional Information of MFS Strategic Value Fund and MFS New Endeavor Fund, each dated December 1, 2002, are hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 43, filed with the SEC via EDGAR on November 27, 2002.
The financial statements included in the Annual Report to Shareholders of MFS Strategic Value Fund, dated July 31, 2003, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on September 30, 2003, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 48.

The financial statements included in the Annual Report to Shareholders of MFS New Endeavor Fund, dated July 31, 2003, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on September 19, 2003, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 48.

                          MFS(R)ASSET ALLOCATION FUNDS

                        MFS CONSERVATIVE ALLOCATION FUND
                          MFS MODERATE ALLOCATION FUND
                           MFS GROWTH ALLOCATION FUND
                      MFS AGGRESSIVE GROWTH ALLOCATION FUND

           Supplement dated November 3, 2003 to the Current Prospectus

This Supplement describes each fund's class R2 shares, and it supplements certain information in the funds' current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Each fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1. RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in each fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the applicable fund's class B shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class B shares, class R2 shares do not bear a front end sales charge
     (load).


2. EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of a fund.


Shareholder Fees (fees paid directly from your investment):

                                                                       Class R2
Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price).........................         0.00%
Maximum Deferred Sales Charge (load) (as a percentage
    of original purchase price or redemption proceeds,
    whichever is less)..........................................         0.00%
Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                                                                                                                     MFS
                                                                               MFS           MFS         MFS     Aggressive
                                                                           Conservative   Moderate     Growth      Growth
                                                                            Allocation   Allocation   Allocation Allocation
                                                                               Fund         Fund        Fund        Fund
Management Fee    .......................................................       0.00%       0.00%        0.00%    0.00%
Distribution and Service (12b-1 Fees)(1) ................................       0.50%       0.50%        0.50%    0.50%
Other Expenses (3) ......................................................       0.71%       0.58%        0.66%    0.89%
Total Annual Fund Operating Expenses.....................................       1.21%       1.08%        1.16%    1.39%
    Fee Reductions(2) ...................................................      (0.36)%     (0.23)%      (0.31)%  (0.54)%
Net Expenses(3)   .......................................................       0.85%       0.85%        0.85%    0.85%
    Estimated Indirect Expenses of Underlying Funds(4) ..................       0.75%       0.85%        0.99%    1.09%
Total Annual Fund and Underlying Funds Operating Expenses(5) ............       1.60%       1.70%        1.84%    1.94%

--------------------

(1) Each fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) MFS has contractually agreed, subject to reimbursement, to bear each fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.35% annually for class R2 shares.

(3) "Other Expenses" are estimated for a fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by each fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. Each fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. A fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

(4) In addition to the Total Annual Fund Operating Expenses which each fund bears directly, each fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. Each fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.

(5) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of a fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

Example of Expenses
These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in a fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o a fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            Share Class - R2             1 Year      3 Years
           MFS Conservative Allocation Fund               $163         $580
           MFS Moderate Allocation Fund                   $173         $584
           MFS Growth Allocation Fund                     $187         $643
           MFS Aggressive Growth Allocation Fund          $197         $721

3. MANAGEMENT OF THE FUND

     Administrator. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. Each fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

4. DESCRIPTION OF SHARE CLASSES

In addition to a fund's other share classes, each fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees
Each fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.


5. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the funds' Prospectus applies equally to class R2 shares.

How to Exchange Shares
Class R2 shares of a fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).


6. INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.


7. FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.



                The date of this Supplement is November 3, 2003.

                             MFS(R)NEW ENDEAVOR FUND

           Supplement dated November 3, 2003 to the Current Prospectus

This Supplement describes the fund's class R2 shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

The fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.


1. RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the fund's class A shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class A shares, class R2 shares do not bear a front end sales charge (load).


2. EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

     Shareholder Fees (fees paid directly from your investment):
                                                                                                Class R2
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)...............................................      0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)................................................................      0.00%

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     Management Fees.......................................................................      0.75%
     Distribution and Service (12b-1) Fees(1)..............................................      0.50%
     Other Expenses(3).....................................................................      1.09%
     Total Annual Fund Operating Expenses..................................................      2.34%
           Fee Reductions (2) .............................................................     (0.50)%
           Net Expenses(3) ................................................................      1.84%

--------------------

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) MFS has contractually agreed to bear the fund's expenses subject to reimbursement, such that "Other Expenses" after taking into account the expense offset and brokerage arrangements described below and excluding 0.0421%
     in expenses associated with the fund's obligation to pay dividends in connection with the fund's short sale of securities where dividends on these securities have been declared while the short sale is outstanding, do not exceed 0.55% annually.

(3) "Other Expenses" are estimated for the fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by the fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" for class R2 would be 1.80%.

Example of Expenses
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o the fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:


         Share Class                    Year 1                Year 3

         Class R2 shares                $187                  $683


3. MANAGEMENT OF THE FUND

     Administrator. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.


4. DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.


5. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R2 shares.

How to Exchange Shares
Class R2 shares of the fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).


6. INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.


7. FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.



                The date of this Supplement is November 3, 2003.

                           MFS(R)STRATEGIC VALUE FUND

           Supplement dated November 3, 2003 to the Current Prospectus

This Supplement describes the fund's class R2 shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

The fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.


1. RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the fund's class A shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class A shares, class R2 shares do not bear a front end sales charge (load).


2. EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


     Shareholder Fees (fees paid directly from your investment):

                                                                                                Class R2
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)...............................................      0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)................................................................      0.00%

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     Management Fees.......................................................................      0.75%
     Distribution and Service (12b-1) Fees(1)..............................................      0.50%
     Other Expenses(2).....................................................................      0.52%
     Total Annual Fund Operating Expenses..................................................      1.77%

--------------------

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by the fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

Example of Expenses
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


         Share Class                    Year 1                Year 3

         Class R2 shares                $180                  $557


3. MANAGEMENT OF THE FUND

     Administrator. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.


4. DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.


5. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R2 shares.

How to Exchange Shares
Class R2 shares of the fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).


6. INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.


7. FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.



                The date of this Supplement is November 3, 2003.

                               MFS SERIES TRUST X

                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                          MFS(R) GROWTH ALLOCATION FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) NEW ENDEAVOR FUND
                           MFS(R) STRATEGIC VALUE FUND


                                     PART C


Item 23.                   Exhibits

     1    (a)  Amended and Restated Declaration of Trust, dated August 12, 2003.
               (18)

          (b) Amendment, dated August 15, 2003, to the Amended and Restated Declaration of Trust - Redesignation of Class R Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund as Class R1 shares and Designation of New Class R2 Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS
               Growth Allocation Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund. (18)

     2 Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002. (13)

     3         Form of Share Certificate for Classes of Shares. (3)

     4    (a)  Investment  Advisory  Agreement  for the Trust,  dated January 1,
               2002. (7)

          (b) Exhibits as revised June 19, 2002 to the Investment Advisory Agreement, dated January 1, 2002. (12)

          (c) Amendment to the Investment Advisory Agreement for the MFS Asset Allocation Funds, dated September 1, 2003. (20)

     5    (a)  Distribution  Agreement  between MFS Series  Trust X and MFS Fund
               Distributors, Inc., dated September 1, 1995. (2)

          (b)  Dealer  Agreement  between  MFS Funds  Distributors,  Inc.  and a
               dealer,   and  the  Mutual  Fund   Agreement   between  MFS  Fund
               Distributors, Inc. and a bank, effective April 6, 2001. (4)

     6    (a)  Retirement Plan for Non-Interested Person Trustees, as amended and restated February 17, 1999. (10)

          (b) Amendment to the Master Retirement Plan for Non-Interested Person Trustees, dated July 1, 2002. (9)

          (c)  Retirement Benefit Deferral Plan, dated July 1, 2002. (9)

     7    (a)  Master  Custodian  Agreement  with  State  Street  Bank and Trust
               Company, dated July 2, 2001. (14)

          (b) Global Custody Agreement with Chase Manhattan Bank, dated July 2, 2001. (14)


          (c) Exhibit A, as revised July 16, 2003 to the Master Custodian Contract and the Global Custody Agreement. (22)


          (d) Amendment No. 2, dated May 2, 2003, to the Master Custodian Contract and the Global Custody Agreement. (20)

     8    (a)  Shareholder Servicing Agent  Agreement,  dated September 1, 1995.
               (2)

          (b) Amendment to Shareholder Servicing Agent Agreement to amend Fee Schedule, dated April 1, 2003. (20)

          (c)  Exchange Privilege Agreement, dated July 30, 1997. (6)

          (d)  Dividend Disbursing Agency Agreement, dated February 1, 1986. (1)

          (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (8)

          (f) Exhibit A, as revised September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (16)

          (g) Master 529 Administrative Services Agreement, dated August 1, 2002. (15)

          (h)  Addendum,   dated   October   16,   2002,   to  the   Master  529
               Administrative Services Agreement. (15)

          (i) Master Class R2 Administrative Services Agreement, dated August 15, 2003. (20)

     9    (a)  Opinion and Consent of Counsel updated to include MFS
               Conservative  Allocation Fund, MFS Moderate  Allocation Fund, MFS
               Growth Allocation Fund and MFS Aggressive Growth Allocation Fund, dated April 10, 2002. (7)


          (b)  Legal Opinion Consent, dated October 27, 2003; filed herewith.

     10   (a)  Consent of Deloitte & Touche, LLP on behalf of MFS European
               Equity  Fund,  MFS   International   Equity  Fund  (formerly  MFS
               International ADR Fund), and MFS Government Mortgage Fund. (21)

          (b) Consent of Ernst & Young, LLP on behalf of MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Global Value Fund (formerly MFS Global Conservative Equity Fund), MFS International Core Equity Fund and MFS New Endeavor Fund. (21)

          (c) Consent of Deloitte & Touche LLP on behalf of MFS Fundamental Growth Fund and MFS Gemini U.K. Fund, dated September 22, 2003.
               (21)

          (d) Consent of Ernst & Young LLP on behalf of MFS International Value Fund (formerly MFS International Investors Trust), MFS International Growth Fund and MFS Emerging Markets Equity Fund, dated September 22, 2003. (21)

          (e) Consent of Ernst & Young LLP regarding Class R2 Shares for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund, dated October 27, 2003; filed herewith.

          (f) Consent of Ernst & Young LLP regarding Class R2 Shares for MFS New Endeavor Fund and MFS Strategic Value Fund, dated October 27, 2003; filed herewith.


     11        Not Applicable.

     12        Investment  Representation  Letter  for MFS  Government  Mortgage
               Fund. (3)


     13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated August 15, 2003. (22)


     14        Not Applicable.

     15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated August 15, 2003. (20)

     16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (5)

     Power of Attorney, dated January 1, 2002.  (7)
     Power of Attorney, dated August 1, 2002.  (9)
     Power of Attorney, dated May 20, 2003.  (17)
-----------------------------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC via EDGAR on November 28, 1995.
(3) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(4) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(6) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on April 11, 2002.
(8) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(9) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(10) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.
(12) Incorporated by reference to Registrant's Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on June 25, 2002.
(13) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.
(14) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(15) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(16) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.
(17) Incorporated by reference to MFS Series Trust VI (File No. 333-105502) Registration Statement on Form N-14 filed with the SEC via EDGAR on May 23, 2003.
(18) Incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 29, 2003.
(19) Incorporated by reference to MFS Series Trust VI (File Nos. 333-105502) Post-Effective Amendment No. 1 to Form N-14 filed with the SEC via EDGAR on August 28, 2003.
(20) Incorporated by reference to Registrant's Post-Effective Amendment No. 46 filed with the SEC via EDGAR on September 26, 2003.

(21) Incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the SEC via EDGAR on September 28, 2003.
(22) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on October 30, 2003.


Item 24.          Persons Controlled by or under Common Control with Registrant

                  Not Applicable.

Item 25.          Indemnification

                  The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

                  Reference is hereby made to (a) Article V of the Amended and Restated Declaration of Trust dated August 12, 2003, incorporated by reference to the Registrant's Post-Effective Amendment No. 45, filed with the SEC via EDGAR on August 29, 2003; and (b) Section 4 of the Distribution Agreement, filed with the

Registrant's Post-Effective Amendment No. 13 with the SEC via EDGAR on November 28, 1995.

Item 26. Business and Other Connections of Investment Adviser


     MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 10 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund and MFS Japan Equity Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Strategic Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital
Opportunities Fund); MFS Series Trust VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS Series Trust IX (which has nine series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS Inflation-Adjusted Bond Fund; MFS Series Trust X (which has 16 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Value Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS Global Value Fund, MFS International Core Equity Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund); MFS Series Trust XI (which has three series: MFS Union Standard Equity Fund, Vertex International Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal

Income Fund (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

                  MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has 9 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts, 02116.

                  In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

     Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 29 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities
Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts,   02116.   The  principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02181.

     The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. Parke is President and Chief Investment Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and the Director of Global Distribution, Mr. Manning is Executive Vice President and Chief Fixed Income Officer, Stephen
E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS and Joseph Lynch is the Assistant Treasurer of MFS.

                  Massachusetts Investors Trust
                  Massachusetts Investors Growth Stock Fund
                  MFS Growth Opportunities Fund
                  MFS Government Securities Fund
                  MFS Government Limited Maturity Fund
                  MFS Series Trust I
                  MFS Series Trust II
                  MFS Series Trust III
                  MFS Series Trust IV
                  MFS Series Trust V
                  MFS Series Trust VI
                  MFS Series Trust VII
                  MFS Series Trust VIII
                  MFS Series Trust IX
                  MFS Series Trust X
                  MFS Series Trust XI
                  MFS Municipal Series Trust
                  MFS Variable Insurance Trust
                  MFS Institutional Trust
                  MFS Municipal Income Trust
                  MFS Multimarket Income Trust
                  MFS Government Markets Income Trust
                  MFS Intermediate Income Trust
                  MFS Charter Income Trust
                  MFS Special Value Trust

     Jeffrey L. Shames is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

                  MFS/Sun Life Series Trust

                  C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey is the Treasurer, James O. Yost, Ellen
M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

                  Money Market Variable Account
                  High Yield Variable Account
                  Capital Appreciation Variable Account
                  Government Securities Variable Account
                  Total Return Variable Account
                  Global Governments Variable Account
                  Managed Sectors Variable Account

                 C. James Prieur is Chairman and Member of the Board of Managers, John W. Ballen is President, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

                  MIL Funds
                  MFS Meridian Funds

     Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

                  Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

     MFS International Ltd. ("MIL Bermuda"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 14 portfolios): Emerging Markets Debt Fund, European Bond Fund, European Equity Fund, European Growth Fund, European High Yield Bond Fund, European Smaller Companies Fund, European Value Fund, Global Equity Fund, U.S. Dollar Reserve Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Research Fund, U.S. Strategic Growth Fund and Value Fund (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian Asian Dynasty Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian European Equity Fund, MFS Meridian Global Balanced Fund, MFS Meridian Global Equity Fund, MFS Meridian Global Growth Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Money Market Fund, MFS Meridian Research Bond Fund, MFS Meridian Research International Fund, MFS Meridian Strategic Growth Fund, MFS Meridian Strategic Income Fund, MFS Meridian Technology Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian U.S. Equity Fund, MFS Meridian U.S. Government Bond Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian U.S.
Research Fund and MFS Meridian Value Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Stephen E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer. Mark Rogers is Senior Vice President and Managing Director - Retail and Ira S. Krolick is Senior Vice President.

                  MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

     Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E. Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary. Robert R. Flaherty, Ellen M. Moynihan, Steven J. Wildes and James O. Yost are Vice Presidents.

                  MFS International S.C. LTDA ("MIL Brazil"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

     Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

     MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales,
Australia  whose  current  address  is Level 27,  Australia  Square,  264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

                  Graham E. Lenzner is the Chairman, Loretta Lenzner, John W. Ballen and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

                  Jeffrey L. Shames is the Chairman, James V. Fitzgerald is the President and Director, Martin E. Beaulieu is a Director, Robert Leo is a Director, Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

                  MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

                  Jeffrey L. Shames is the Chairman. Janet A. Clifford is a Director. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  Jeffrey L. Shames is Chairman and John W. Ballen is a Director, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is Head of Institutional and Executive Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary, Ray P. Dutcher is Senior Vice President - Global Client Services, Fletcher B. Coleman III is Senior Vice President and Managing Director of Insurance Services Group, Robert W. Gandre is Senior Vice President and Director of Middle East, Asia & Latin America and Karen C. Jordan and Terence M. Welch are Senior Vice Presidents.

                  MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

     Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Katharine Burridge is Senior Vice President
- Qualified Plans, Director of Qualified Plans, Matthew D. Gannon is Senior Vice President - Retail Marketing, Director of RSI Marketing, William F. Shaw is Senior Vice President - Marketing and George C. Sutherland is Senior Vice President - Sales.

                  MFS Investment Management K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

                  Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director. Robert J. Whelan is Statutory Auditor.

                  MFS Heritage Trust Company ("MFS Trust"), a New
Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

     Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk. Mark Kaplan is Trust Officer.

                  MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

     Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

     Sun Life of Canada (U.S.) Financial Services Holdings, Inc., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

     John W. Ballen, Kevin R. Parke, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

                  MFS Investment Management (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

     Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors,  Robert
J. Whelan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

     MFS/Sun Life Financial Distributors, Inc., a Delaware broker dealer jointly owned by MFS and Sun Life of Canada (U.S.) Financial Services Holdings, Inc., whose address is 125 High Street, Boston, Massachusetts 02110, is a distributor of variable annuity products.

     Martin E. Beaulieu and James A. McNulty, III are the Directors, Thomas Seitz is President, Julia H. Holloway is Vice President and Chief Administrative Officer, Norton A. Goss, II is Vice President and Chief Compliance Officer, Davey S. Scoon is Vice President and Treasurer, Imants Saksons is Vice President, Jane F. Jette is Financial/Operations Principal, Nancy Atherton is Tax Officer, George E. Madden is Secretary and William T. Evers is Assistant Secretary.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

Donald A. Stewart   Chief Executive Officer, Sun Life Assurance Company of
                    Canada,  Sun Life  Centre,  150 King Street  West,  Toronto,
                    Ontario,  Canada  (Mr.  Stewart  is also an  officer  and/or
                    Director of various subsidiaries and affiliates of Sun Life)

C. James Prieur     President  and a  Director,  Sun Life  Assurance  Company of
                    Canada,  Sun Life  Centre,  150 King Street  West,  Toronto,
                    Ontario,  Canada  (Mr.  Prieur  is  also an officer  and/or
                    Director of various subsidiaries and affiliates of Sun Life)

William W. Stinson  Non-Executive  Chairman,  Sun  Life  Financial  and Sun Life
                    Assurance Company of Canada, Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada; Chairman, Westshore Terminals Income Fund, Vancouver, British Columbia; Director, Grant Forest Products Inc., Ontario, Canada and Trustee, Fording Canadian Coal Trust, Calgary, Alberta

James C. Baillie    Counsel,   Torys,  Ontario,   Canada;   Chair,   Independent
                    Electricity Market Operator,  Ontario,  Canada; Chair, Corel
                    Corporation,  Ontario, Canada; Director, Sun Life Financial,
                    Ontario Canada; Director, FPI Ltd., Newfoundland, Canada


Item 27.          Distributors

                  (a) Reference is hereby made to Item 26 above.

                  (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

                  (c) Not applicable.

Item 28.          Location of Accounts and Records

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                 NAME                                     ADDRESS

    Massachusetts Financial Services              500 Boylston Street
     Company (investment adviser)                 Boston, Mass. 02116

    MFS Fund Distributors, Inc.                   500 Boylston Street
     (principal underwriter)                      Boston, Mass. 02116

    State Street Bank and Trust                   State Street South
     Company (custodian)                          5 - West

                                                  North Quincy, Mass. 02171

    MFS Service Center, Inc.                      2 Avenue de Lafayette
     (transfer agent)                             Boston, Mass. 021111-1738

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of October, 2003.

                         MFS SERIES TRUST X


                         By:       JAMES R. BORDEWICK, JR.
                         Name:     James R. Bordewick, Jr.
                         Title:    Assistant Clerk and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 27, 2003.

      SIGNATURE                        TITLE



JEFFREY L. SHAMES*            Chairman and Trustee
Jeffrey L. Shames


JOHN W. BALLEN*               President (Principal Executive Officer)
John W. Ballen                   and Trustee


RICHARD M. HISEY*             Principal Financial Officer and Accounting Officer
Richard M. Hisey


LAWRENCE H. COHN*             Trustee
Lawrence H. Cohn


WILLIAM R. GUTOW*             Trustee
William R. Gutow


J. ATWOOD IVES*               Trustee
J. Atwood Ives


ABBY M. O'NEILL*              Trustee
Abby M. O'Neill

KEVIN R. PARKE*               Trustee
Kevin R. Parke


LAWRENCE T. PERERA*           Trustee
Lawrence T. Perera


WILLIAM J. POORVU*            Trustee
William J. Poorvu


J. DALE SHERRATT*             Trustee
J. Dale Sherratt


ELAINE R. SMITH*              Trustee
Elaine R. Smith


WARD SMITH*                   Trustee
Ward Smith

                                     *By:      JAMES R. BORDEWICK, JR.
                                     Name:     James R. Bordewick, Jr.
                                                 as Attorney-in-fact

                    Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission via EDGAR on April 11, 2002, a Power of Attorney dated August 1, 2002, incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission via EDGAR on August 1, 2002, and a Power of Attorney, dated May 20, 2003, incorporated by reference to MFS Series Trust VI (File No. 333-105502)
                    Registration Statement on Form N-14 filed with the Securities and Exchange Commission on May 23, 2003.

                                INDEX TO EXHIBITS


EXHIBIT NO.              DESCRIPTION OF EXHIBIT                        PAGE NO.

      9   (b)         Legal Opinion Consent, dated October 27, 2003.

     10   (e)         Consent of Ernst & Young LLP regarding Class
                        R2 Shares for MFS Conservative Allocation
                        Fund, MFS Moderate Allocation Fund, MFS
                        Growth Allocation Fund and MFS Aggressive
                        Growth Allocation Fund, dated October 27, 2003.

          (f)         Consent of Ernst & Young LLP regarding Class R2
                        Shares for MFS New Endeavor Fund and MFS
                        Strategic Value Fund, dated October 27, 2003.